Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details)	12 Months Ended
Dec. 31, 2018 loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0